SHAREHOLDERS' EQUITY: - Share Capital (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Ordinary shares, authorized	11,500,000,000	11,500,000,000
Ordinary shares, issued	1,018,468,804	640,266,044
Ordinary shares, outstanding	1,018,468,804	640,266,044
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, authorized	10,000,000,000	10,000,000,000
Ordinary shares, issued	652,938,412	320,133,022
Ordinary shares, outstanding	652,938,412	320,133,022
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, authorized	1,500,000,000	1,500,000,000
Ordinary shares, issued	365,530,392	320,133,022
Ordinary shares, outstanding	365,530,392	320,133,022
2019 Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, authorized		25,006,298
Ordinary shares, issued		25,006,298
Ordinary shares, outstanding		25,006,298